Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash	$ 137,251	$ 152,314
Restricted cash	1,162	1,160
Other current assets and receivables	6,782	4,213
Current assets	145,195	157,687
Non-current assets
Intangible assets	900	967
Right of use asset	161	257
Property, plant and equipment	916	1,036
Investment in Aqualung	5,350	5,350
Investment in Smackover Lithium	193,113	168,868
Financial asset - FID	51,655	52,299
Advances and deposits	48	52
Non-current assets	252,143	228,829
TOTAL ASSETS	397,338	386,516
Current liabilities
Accounts payable and accrued liabilities	7,980	9,905
Lease liability - short-term	143	181
Current liabilities	8,123	10,086
Non-current liabilities
Lease liabilities - long-term	23	76
Deferred income tax liabilities	19,411	21,799
Decommissioning provision	609	597
Non-current liabilities	20,043	22,472
TOTAL LIABILITIES	28,166	32,558
SHAREHOLDERS' EQUITY
Share capital	430,476	405,173
Reserves	38,161	37,299
Accumulated deficit	(92,037)	(86,247)
Accumulated other comprehensive loss	(7,428)	(2,267)
TOTAL SHAREHOLDERS' EQUITY	369,172	353,958
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 397,338	$ 386,516